Application of New and Revised IFRS, IAS, IFRIC, and SIC Issued by the IASB (collectively, "IFRSs") (Tables)	12 Months Ended
Dec. 31, 2017
IFRS 15 [member]
Summary of Anticipated Impact on Assets, Liabilities and Equity when Retrospectively Applying IFRS 15

The anticipated impact on assets, liabilities and equity when retrospectively applying IFRS 15 on January 1, 2018 is detailed below:

	Carrying Amount as of December 31, 2017 (IAS 18 and Revenue-related Interpretations)	Adjustments Arising from Initial Application	Carrying Amount as of January 1, 2018 (IFRS 15)	Note
	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)
Inventories	$73,880.7	$(19.7)	$73,861.0	(1)
Other financial assets-current	7,253.1	34.1	7,287.2	(1)
Investments accounted for using equity method	17,731.8	19.5	17,751.3	(1)

Total effect on assets		$33.9

Provisions - current	13,961.8	$(13,961.8)	—	(2)
Accrued expenses and other current liabilities	65,588.4	13,961.8	79,550.2	(2)

Total effect on liabilities		$—

Retained earnings	1,205,051.3	$32.0	1,205,083.3	(1)
Non-controlling interests	699.7	1.9	701.6	(1)

Total effect on equity		$33.9

(1)	Prior to the application of IFRS 15, the Company recognizes revenue based on the accounting treatment of the sales of goods. Under IFRS 15, certain subsidiaries and associates accounted for using equity method will change to recognize revenue over time because customers are deemed to have control over the products when the products are manufactured. As a result, the Company will recognize contract assets (classified under other financial assets) and adjust related assets and equity accordingly.
(2)	Prior to the application of IFRS 15, the Company recognized the estimation of sales returns and allowance as provisions. Under IFRS 15, the Company recognizes such estimation as refund liability (classified under accrued expenses and other current liabilities).

IFRS 9 [Member]
Summary of Anticipated Impact on Measurement Categories, Carrying Amount and Related Reconciliation for Each Class of Financial Assets and Financial Liabilities when Retrospectively Applying IFRS 9

The anticipated impact on measurement categories, carrying amount and related reconciliation for each class of the Company’s financial assets and financial liabilities when retrospectively applying IFRS 9 on January 1, 2018 is detailed below:

	Measurement Category		Carrying Amount NT$ (In Millions)
	IAS 39	IFRS 9	IAS 39	IFRS 9	Note
Financial Assets
Cash and cash equivalents	Loans and receivables	Amortized cost	$553,391.7	$553,391.7	(1)
Derivatives	Held for trading	Mandatorily at FVTPL	569.8	569.8
	Hedging instruments	Hedging instruments	34.4	34.4
Equity securities	Available-for-sale	FVTOCI	7,422.4	8,389.5	(2)
Debt securities	Available-for-sale	Mandatorily at FVTPL	—	779.5	(3)
		FVTOCI	90,826.1	90,046.6	(3)
	Held-to-maturity	Amortized cost	20,821.7	20,813.4	(4)
Notes and accounts receivable (including related parties), other receivables and refundable deposits	Loans and receivables	Amortized cost	131,024.9	131,269.7	(1)

	Measurement Category		Carrying Amount NT$ (In Millions)
	IAS 39	IFRS 9	IAS 39	IFRS 9	Note
Financial Liabilities
Derivatives	Held for trading	Held for trading	$26.7	$26.7
	Hedging instruments	Hedging instruments	15.6	15.6
Short-term loans, accounts payable (including related parties), payables to contractors and equipment suppliers, accrued expenses and other current liabilities, bonds payable and guarantee deposits	Amortized cost	Amortized cost	340,501.2	340,501.2

Financial Assets	Carrying Amount as of December 31, 2017 (IAS 39)	Reclassifi- cations	Remea- surements	Carrying Amount as of January 1, 2018 (IFRS 9)	Retained Earnings Effect on January 1, 2018	Other Equity Effect on January 1, 2018	Note
	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)
FVTPL	$569.8	$—	$—	$569.8	$—	$—
- Debt instruments
Add: From available for sale	—	779.5	—	779.5	(10.1)	10.1	(3)

	569.8	779.5	—	1,349.3	(10.1)	10.1

FVTOCI	—	—	—	—	—	—
- Equity instruments
Add: From available for sale	—	7,422.4	967.1	8,389.5	1,294.6	(325.9)	(2)
- Debt instruments
Add: From available for sale	—	90,046.6	—	90,046.6	(30.7)	30.7	(3)

	—	97,469.0	967.1	98,436.1	1,263.9	(295.2)

Amortized cost	—	—	—	—	—	—
Add: From held to maturity	—	20,821.7	(8.3)	20,813.4	(8.3)	—	(4)
Add: From loans and receivables	—	684,416.6	244.8	684,661.4	244.8	—	(1)

	—	705,238.3	236.5	705,474.8	236.5	—

Hedging instruments	34.4	—	—	34.4	—	—

Total	$604.2	$803,486.8	$1,203.6	$805,294.6	$1,490.3	$(285.1)

		Carrying Amount as of December 31, 2017 (IAS 39)	Adjustments Arising from Initial Application	Carrying Amount as of January 1, 2018 (IFRS 9)	Retained Earnings Effect on January 1, 2018	Other Equity Effect on January 1, 2018	Note
		NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)
Investments accounted for using equity method		$17,731.8	$8.3	$17,740.1	$34.0	$(25.7)	(5)

(1)	Cash and cash equivalents, notes and accounts receivable (including related parties), other receivables and refundable deposits were classified as loans and receivables under IAS 39 are now classified at amortized cost with assessment of future 12-month or lifetime expected credit loss under IFRS 9. As a result of retrospective application, the adjustments for accounts receivable would result in a decrease in loss of allowance of NT$244.8 million and an increase in retained earnings of NT$244.8 million on January 1, 2018.
(2)	As equity investments that were previously classified as available-for-sale financial assets under IAS 39 are not held for trading, the Company elected to designate all of these investments as at FVTOCI under IFRS 9. As a result, the related other equity-unrealized gain/loss on available-for-sale financial assets of NT$228.3 million is reclassified to increase other equity - unrealized gain/loss on financial assets at FVTOCI.

As equity investments previously measured at cost under IAS 39 are remeasured at fair value under IFRS 9, the adjustments would result in an increase in financial assets at FVTOCI of NT$967.1 million, an increase in other equity-unrealized gain/loss on financial assets at FVTOCI of NT$968.7 million and a decrease in non-controlling interests of NT$1.6 million on January 1, 2018.

For those equity investments previously classified as available-for-sale financial assets under IAS 39, the impairment losses that the Company had recognized have been accumulated in retained earnings. Since these investments were designated as at FVTOCI under IFRS 9 and no impairment assessment is required, the adjustments would result in a decrease in other equity - unrealized gain/loss on financial assets at FVTOCI of NT$1,294.6 million and an increase in retained earnings of NT$1,294.6 million on January 1, 2018.

(3)	Debt investments were previously classified as available-for-sale financial assets under IAS 39. Under IFRS 9, except for debt instruments of NT$779.5 million whose contractual cash flows are not solely payments of principal and interest on the principal outstanding and therefore are classified as at FVTPL with the related other equity-unrealized gain/loss on available-for-sale financial assets of NT$10.1 million being consequently reclassified to decrease retained earnings, the remaining debt investments are classified as at FVTOCI with assessment of future 12-month expected credit loss because these investments are held within a business model whose objective is both to collect the contractual cash flows and sell the financial assets. The related other equity-unrealized gain/loss on available-for-sale financial assets of NT$434.4 million is reclassified to decrease other equity-unrealized gain/loss on financial assets at FVTOCI. As a result of retrospective application of future 12-month expected credit loss, the adjustments would result in an increase in other equity - unrealized gain/loss on financial assets at FVTOCI of NT$30.7 million and a decrease in retained earnings of NT$30.7 million on January 1, 2018.
(4)	Debt investments previously classified as held-to-maturity financial assets and measured at amortized cost under IAS 39 are classified as measured at amortized cost with assessment of future 12-month expected credit loss under IFRS 9 because the contractual cash flows are solely payments of principal and interest on the principal outstanding and these investments are held within a business model whose objective is to collect the contractual cash flows. As a result of retrospective application of future 12-month expected credit loss, the adjustments would result in an increase in loss allowance of NT$8.3 million and a decrease in retained earnings of NT$8.3 million on January 1, 2018.
(5)	With the retrospective adoption of IFRS 9 by associates accounted for using equity method, the corresponding adjustments made by the Company would result in an increase in investments accounted for using equity method of NT$8.3 million, a decrease in other equity- unrealized gain/loss on financial assets at FVTOCI of NT$23.6 million, a decrease in other equity- unrealized gain/loss on available-for-sale financial assets of NT$2.1 million and an increase in retained earnings of NT$34.0 million on January 1, 2018.